Other Debt Securities (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Other Debt Securities
The following table shows holdings of other debt securities as of December 31, 2020 and 2019 (see note 52):

	Holdings
	12/31/2020		12/31/2019
Name	Fair value level	Book amounts	Book amounts

OTHER DEBT SECURITIES

Measured at fair value through other comprehensive income
- Local
Government securities
Federal government treasury bonds in pesos BADLAR + 100 PB - Maturity: 08-05-2021	1	19,275,639
Federal government treasury bonds in pesos adjusted by CER - Maturity: 07-22-2021	1	8,941,173
Federal government treasury bonds in pesos adjusted by CER - Maturity: 04-17-2021	1	8,601,842
Federal government treasury bonds in pesos adjusted by CER - Maturity: 08-05-2021	1	3,419,978
Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023	1	1,039,269
Federal government treasury letters at variable rate in pesos - Maturity: 03-31-2021	1	986,265
Federal government treasury bonds linked to dollar - Maturity: 11-30-2021	1	900,540
Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2024	1	875,759
Bonds of the Argentine Republic in dollars Step Up - Maturity: 07-09-2030	1	417,330
Treasury bills of Province of Neuquén Series 1 Class 1 - Maturity: 04-07-2021	1	264,546
Other		66,269	640,268

Subtotal local government securities		44,788,610	640,268

Central Bank of Argentina Bills
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-21-2021	2	21,218,562
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-12-2021	1	19,732,940
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-28-2021	2	18,420,266
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-19-2021	1	17,642,322
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-05-2021	1	15,109,347
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-26-2021	1	13,603,450
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-14-2021	2	12,025,981
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-07-2021	2	10,922,852
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-03-2020			20,124,827
Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-07-2020			15,394,929
Other			27,012,501

Subtotal Central Bank of Argentina Bills		128,675,720	62,532,257

- Foreign
Government securities
US Treasury Bill - Maturity: 01-14-2021	1	2,524,323
US Treasury Bill - Maturity: 01-19-2021	1	841,433
US Treasury Bill - Maturity: 01-21-2021	1	673,150
US Treasury Bill - Maturity: 01-28-2021	1	501,908
US Treasury Bill - Maturity: 01-07-2020			652,210

Subtotal foreign government securities		4,540,814	652,210

Total Other debt securities measured at fair value though other comprehensive income (1)		178,005,144	63,824,735

Measured at amortized cost
- Local
Government securities
Federal government bonds in pesos at 22% - Maturity: 05-21-2022	2	20,159,269
Federal government treasury bonds adjusted by CER - Maturity: 04-17-2021	1	8,573,109
Federal government treasury letters at variable rate in pesos - Maturity: 03-31-2021	1	1,583,139
Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033	1	183,639	437,591
Federal government treasury bonds adjusted by CER - Maturity: 03-18-2022	1	55,692
Bonds Par denominated in Pesos - Maturity 12-31-2038	1	28,251	31,485
Federal government bonds in pesos - Fixed rate 26% - Maturity: 11-21-2020			10,855,842
National treasury bills coupon capitalized in pesos - Maturity: 02-26-2020			2,045,071
National treasury bills capitalized in pesos - Maturity: 05-13-2020			1,957,560
Federal government bonds in pesos at 22% - Maturity: 05-21-2022			1,663,894
Other			3,318,533

Subtotal local government Securities (2)		30,583,099	20,309,976

Private securities
Corporate Bonds YPF SA Class 046 - Maturity: 03-04-2021	2	97,853	80,217
Debt Securities in Financial Trusts Secubono Series 201 Class A - Maturity: 08-30-2021	3	78,659
Corporate Bonds YPF SA Class 043 - Maturity: 10-21-2023	2	74,269	100,337
Debt Securities in Financial Trusts Secubono Series 200 Class A - Maturity: 06-28-2021	3	71,025
Corporate Bonds Tecpetrol SA Class 003 - Maturity: 02-20-2021	2	49,563
Corporate Bonds Central Térmica Roca SA Class 004 - Maturity: 07-24-2022	2	36,863	35,559
Corporate Bonds Albanesi SA Class 003 - Maturity: 06-15-2021	2	30,897	38,446
Corporate Bonds Santander Río Bank S.A. Class 021 - Maturity: 01-26-2022	2	25,709
Corporate Bonds Generación Mediterránea SA Class 008 - Maturity: 08-29-2021	2	20,973	21,943
Corporate Bonds Rombo Compañía Financiera SA S041 - Maturity: 01-29-2021	2	17,000	69,082
Other		27,879	3,348,650

Subtotal local private Securities (2)		530,690	3,694,234

Total other debt securities measurement at amortized cost		31,113,789	24,004,210

TOTAL OTHER DEBT SECURITIES		209,118,933	87,828,945

(1)	The gross carrying amount of these investments, their stages and the related allowance for ECL are disclosed in note 9.3.
(2)	The gross carrying amount of these investments, their stages and the related allowance for ECL are disclosed in note 9.2.
As of December 31, 2020 the unrealized gains and losses from government securities amounted to 445,822 and (68,438), respectively, and the unrealized losses related to Central Bank Bills amounted to (185,277). In addition, as of December 31, 2019, the unrealized gains and losses from government securities amounted to 31,644 and (618,033), respectively, and the unrealized losses related to Central Bank Bills amounted to (80,771). All the abovementioned amounts are net of income tax effects.